Other Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of other equity instruments

			Group
	Initial interest rate %	First call date	2018 £m	2017 £m
£300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
AT1 securities:
– £500m Perpetual Capital Securities	6.75	June 2024	496	496
– £750m Perpetual Capital Securities	7.375	June 2022	750	750
– £300m Perpetual Capital Securities	7.60	December 2019	300	300
– £500m Perpetual Capital Securities	6.475	June 2019	210	500

			1,991	2,281